Concentrations and Risks	12 Months Ended
Dec. 31, 2025
Concentrations and Risks [Abstract]
Concentrations and risks

Note 17 — Concentrations and risks

Concentrations

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of contracts receivable. The Company conducts credit evaluations of its clients, and generally does not require collateral or other security from them. The Company evaluates its collection experience and long outstanding balances to determine the need for an allowance for expected credit losses. The Company conducts periodic reviews of the financial condition and payment practices of its clients to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers whom represent 10% or more of the Company’s total revenue:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Amount of the Company’s revenue
Customer A	13,261,271	11,046,599	—	—
Customer B	47,090,553	48,932,179	39,922,500	9,842,825
Customer C	19,212,200	—	18,538,000	4,570,513
Customer D	—	—	11,445,625	2,821,900

*	Represents percentages less than 10%

The following table sets forth a summary of single customers whom represent 10% or more of the Company’s total gross accounts receivable:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Amount of the Company’s accounts receivable
Customer A	*	*	*	*
Customer B	18,791,450	34,601,600	—	—
Customer C	—	—	18,538,000	4,570,513
Customer D	—	—	11,445,625	2,821,900

*	Represents percentages less than 10%

The following table sets forth a summary of suppliers whom represent 10% or more of the Company’s total purchases:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Amount of the Company’s purchases:
Supplier A	—	4,750,000	—	—
Supplier B**	15,329,495	*	—	—
Supplier C	48,937,982	27,434,744	34,063,500	8,398,299
Supplier D	—	12,530,200	39,418,000	9,718,442

*	Represents percentages less than 10%

**	Related party — VC Marine Sdn Bhd (Note 13)

The following table sets forth a summary of single suppliers whom represent 10% or more of the Company’s total payable:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Amount of the Company’s accounts payable:
Supplier A	720,000	190,400	—	—
Supplier B**	739,879	—	—	—
Supplier C	—	—	—	—
Supplier D	—	—	450,000	110,947
Supplier E	215,000	—	—	—
Supplier F	—	130,000	—	—

**	Related party — VC Marine Sdn Bhd (Note 13)

Credit Risk

Credit risk is the potential financial loss to the Company resulting from the failure of a client or a counterparty to settle its financial and contractual obligations to the Company, as and when they fall due. As the Company does not hold any collateral, the maximum exposure to credit risk is the carrying amounts of account receivables, deposits, contracts receivable, contract assets, and other receivables (exclude prepayments) and cash and bank deposits presented on the consolidated balance sheets. Other than above, the Company has no other financial assets which carry significant exposure to credit risk.

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

The Company maintains a significant portion of its financial assets in marketable equity securities, which are subject to market volatility and may not be readily convertible to cash without potential loss of value. As of December 31, 2025, the Company held approximately MYR 29 million (2024: MYR 23 million; 2023: MYR 4 million) in equity investments, representing 31% (2024: 33%; 2023: 9%) of total current assets, while cash and cash equivalents totaled MYR 0.2 million (2024: MYR 0.01 million; 2023: MYR 4 million).

The Company’s liquidity management strategy focuses on maintaining adequate financial flexibility to meet short-term obligations and operating needs. Although the Company’s cash position is limited, it considers its portfolio of publicly traded equity securities to be a secondary source of liquidity. These investments are classified as available-for-sale and can be liquidated, subject to market conditions, to meet cash flow requirements.

The Company currently maintain a reasonable lines of credit or other external financing arrangements. Management actively monitors the liquidity profile of its investment portfolio and evaluates market conditions to ensure sufficient access to funds when needed.

In addition, the Company ensures that it has sufficient cash on demand or highly liquid asset such as investment in marketable securities that are convertible to cash in a short period of time to meet expected operational expenses for a period of, at least, twelve months, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.